Federal Home Loan Bank Advances, Schedule of Contractual Maturities of Long-Term Debt (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Federal Home Loan Bank Advances [Abstract]
2015	$ 3,500,000
2016	1,000,000
2017	1,750,000
2018	0
2019	0
Total	$ 6,250,000	$ 7,750,000